Leases - Sales-type lease (Details) - Financing income - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Sales-type lease income
Financing income		¥ 337,355	¥ 5,502,703
Sales-Type Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]	Interest and Fee Income, Loans and Leases	Interest and Fee Income, Loans and Leases	Interest and Fee Income, Loans and Leases